Marketable Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable Securities [Abstract]
Other comprehensive income from available-for-sale securities	$ 167
Unrealized gain from available-for-sale securities	144	$ 30	$ 102
Realized loss (gain) reclassified into profit or loss	(94)	16	$ (300)
Other comprehensive income from available-for-sale securities	$ 261	$ 167